Property, Equipment and Rou Assets, Net	12 Months Ended
Jun. 30, 2025
Property, Equipment and Rou Assets, Net [Abstract]
PROPERTY, EQUIPMENT AND ROU ASSETS, NET
4.	PROPERTY, EQUIPMENT AND ROU ASSETS, NET
Property, equipment and ROU assets consisted of the following:

	June 30, 2025	June 30, 2024
	$	$
Right-of-Use Assets (leases)	1,901,468	2,135,811
Equipment	429,091	429,090
Furnishing	—	40,409

Property and equipment	2,330,559	2,605,310
Less: accumulated depreciation and amortization	(1,338,360)	(1,355,311)

Property, equipment and ROU assets, net	992,199	1,249,999

Depreciation expense on computer equipment, lab equipment and furnishing for the year ended June 30, 2025 and 2024, was $50,204 and $47,742 respectively and was recorded in general and administrative expenses. Amortization expense related to the right-of-use
assets for the year ended June 30, 2025 and 2024, was $321,885 and $384,918 respectively and was recorded in general and administrative expenses.